Note 14 - Related Party Transactions - Compensation of Key Management Personnel (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Salaries and other short term employee benefits	$ 1,941	$ 1,726
Share-based payments (Note 9(b), (c), and (d))	2,219	1,853
Key management personnel compensation	$ 4,160	$ 3,579